EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
Retained earnings [member]
EARNINGS PER SHARE (Tables) [Line Items]
Disclosure of earnings per share [text block]
	2018 £m	2017 £m	2016 £m
Profit attributable to equity shareholders – basic and diluted	3,869	3,392	1,651
Tax credit on distributions to other equity holders	106	102	91
	3,975	3,494	1,742

	2018 million		2017 million		2016 million
Weighted average number of ordinary shares in issue – basic	71,638		71,710		71,234
Adjustment for share options and awards	641		683		790
Weighted average number of ordinary shares in issue – diluted	72,279		72,393		72,024
Basic earnings per share	5.5	p	4.9	p	2.4	p
Diluted earnings per share	5.5	p	4.8	p	2.4	p